Share-based payments - Movements in the number of share options (Details) - Options	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
2021 Incentive Plan
Share-based payments
Outstanding, start of period	4,355,669
Granted during the period	7,370,598	5,012,495
Forfeited during the period	(715,773)	(656,826)
Exercised during the period	(1,024,523)
Outstanding, end of period	9,985,971	4,355,669	9,985,971
EMI Scheme
Share-based payments
Outstanding, start of period	21,011,084	19,670	19,670
Granted during the period			0
Grant arising due to scheme modification		23,213,933
Forfeited during the period	(1,621,848)	(1,576,948)
Exercised during the period	(7,686,919)	(645,571)
Outstanding, end of period	11,702,317	21,011,084	11,702,317